Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Net loss	$ (3,246,847)	$ (4,105,232)	$ (5,219,380)	$ (141,325)
Adjustments to reconcile net loss to net cash used in operating activities
Fair value of vested stock options	842,121	581,510	762,374	286,248
Fair value of vested restricted common stock	309,183	235,499
Fair value of vested common stock issued to employees			341,250	161,936
Fair value of vested warrants granted to employees				182,072
Change in fair value of derivative liability	(38,955)	1,980,592	1,746,821	(2,600,809)
Fair value of common stock issued for services	313,676	276,000	659,101	276,000
Changes in operating assets and liabilities:
Accrued compensation - officers and directors			122,292	29,375
Accounts receivable	5,738	(1,791)	11,199	31,199
Prepaid expenses, related party	(2,600)
Deposit		(558)
Inventory			6,470	2,008
Prepaid expense			(558)
Accounts payable and accrued liabilities	(327,871)	129,653	158,134	81,555
Accounts payable - related party	(34,500)	20,700	27,600	5,900
Net cash used in operating activities	(2,180,055)	(883,627)	(1,384,697)	(1,685,841)
Financing activities
Proceeds from sale of common stock and warrants, net	2,389,999	165,030	1,665,030	1,291,574
Proceeds from exercise of warrants		777,000	777,000
Proceeds from Common Stock issuable				99,970
Net cash provided by financing activities	2,389,999	942,030	2,442,030	1,391,544
Net increase (decrease) in cash	209,944	58,403	1,057,333	(294,297)
Cash - beginning of period	1,152,766	95,433	95,433	389,730
Cash - end of period	1,362,710	153,836	1,152,766	95,433
Cash paid during the period for:
Interest		780
Income taxes
Non-Cash Investing and Financing Activities:
Fair value of warrants issued with common stock, recorded as derivative liability				1,694,651
Extinguishment of derivative liability		$ 1,907,160	$ 1,907,158	$ 99,311